13FCON P 2/14/07

07060648

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE – CONFIDENTIAL PORTION

RECEIVED
FEB 15 2006
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lehman Brothers Holdings Inc.
Address: 745 Seventh Avenue
New York, New York 10019

Form 13F File Number: 28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James J. Killerlane III
Title: Vice President
Phone: 212 526-1695

CONFIDENTIAL TREATMENT EXPIRED

PROCESSED
SEP 09 2008
THOMSON REUTERS

Signature, Place and Date of Signing:

[signature] New York, NY February 13, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE – CONFIDENTIAL PORTION

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 10

Form 13F Information Table Value Total: 602,714
(thousands)

Please note that this submission consists solely of confidential information omitted from the publicly available Form 13F filed concurrently by the Reporting Manager with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-1159	Lehman Brothers Inc.

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ABGENIX INC	COMMON	00339B107	16132	750000	SH		DEFINED	01	750000	0	0
ANTEON INTL CORP	COMMON	03674E108	14239	262000	SH		DEFINED	01	262000	0	0
BURLINGTON RESOURCES INC	COMMON	122014103	100310	1163700	SH		DEFINED	01	1163700	0	0
CINERGY CORP	COMMON	172474108	159225	3750000	SH		DEFINED	01	3750000	0	0
GOLD BANC CORP INC	COMMON	379907108	10203	560000	SH		DEFINED	01	560000	0	0
J JILL GROUP INC	COMMON	466189107	10701	562372	SH		DEFINED	01	562372	0	0
JEFFERSON PILOT CORP	COMMON	475070108	53326	936700	SH		DEFINED	01	936700	0	0
PANAMSAT HOLDING CORP	COMMON	69831Y105	18375	750000	SH		DEFINED	01	750000	0	0
PUBLIC SERVICE ENTERPRISE	COMMON	744573106	113794	1751500	SH		DEFINED	01	1751500	0	0
WESTCORP-CALIF	COMMON	957907108	106409	1597500	SH		DEFINED	01	1597500	0	0

END